SHARE CAPITAL (Narrative) (Details)											1 Months Ended													12 Months Ended
	Dec. 01, 2022 Shares shares	Sep. 06, 2022 shares Year $ / shares	Apr. 11, 2022 CAD ($) $ / shares shares	Apr. 11, 2022 USD ($) shares	Feb. 11, 2022 CAD ($)	Apr. 06, 2021 CAD ($) $ / shares shares	Feb. 03, 2021 CAD ($) shares	Jan. 06, 2021 CAD ($) $ / shares shares	Nov. 10, 2020	Nov. 02, 2020 CAD ($) $ / shares shares	Aug. 30, 2022 CAD ($) Year $ / shares $ / Shares shares	Apr. 27, 2022 CAD ($)	Sep. 21, 2021 shares Year $ / shares	Jun. 15, 2021 shares Year $ / shares	Apr. 28, 2021 CAD ($) shares Year $ / shares	Apr. 23, 2021 CAD ($) $ / shares shares	Mar. 17, 2021 CAD ($) Year $ / shares $ / Shares shares	Jan. 28, 2021 shares	Jan. 21, 2021 Shares	Jan. 19, 2021 CAD ($) shares	Nov. 17, 2020 shares Year $ / shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares $ / shares	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 30, 2020 shares $ / shares	Feb. 04, 2022 CAD ($)	Nov. 01, 2020 $ / shares
Disclosure of classes of share capital [line items]
Description of issued and outstanding common shares									On November 10, 2020, the Directors of the Company approved the consolidation of the Company's issued and outstanding common shares on a 2.5:1 basis.
Shares issued to a consultant | $																								$ 27,250
Number of units issued											2,858,000						3,419,883
Units issued, price per unit | $ / Shares											1.4						7.57
Gross proceeds from units issued | $											$ 4,001,200						$ 25,888,514
Exercise price, warrants granted | $ / shares											$ 1.76						$ 9.46
Underwriters fees paid | $											$ 280,084						$ 916,317
Underwriters expenses | $											176,065
Share issue costs | $											84,585
Minimum daily volume weighted average trading share price on the CSE | $ / shares																	$ 13.25
Shares issued to the University (shares)															63,000
Shares issued to the University | $															$ 368,550										$ 368,550
Shares issued price per share | $ / shares															$ 5.85
Proceeds from share subscriptions | $																	$ 33,684
Karl Deisseroth Agreement [Member]
Disclosure of classes of share capital [line items]
Deisseroth monthly fee | $				$ 4,166.66
Shares issued to a consultant (shares)			25,000	25,000
Shares issued to a consultant | $			$ 27,250
Shares issued price per share | $ / shares			$ 1.09
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Number of common shares deposited to be held in escrow																		2,852,800
Number of warrants deposited to be held in escrow																		1,948,000
Aggregate securities deposited to be held in escrow																		4,800,800
Escrowed securities to be released once shares are listed on Canadian Stock Exchange																		480,080
Escrowed securities to be released after listing date																		720,120
Subsequent events [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised																								144,000
Gross proceeds from warrants exercised | $																								$ 253,440
Advisor [Member]
Disclosure of classes of share capital [line items]
Underwriters fees paid | $											$ 259,245
Consultant [Member] | Debt Settlement Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period								14,799
Debt settled through issuance of shares | $								$ 18,500
Shares issued price per share | $ / shares								$ 1.25
Consultant [Member] | Subsequent events [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | Shares	80,000
Three Investors [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares | $						$ 13,333,333
Contingent cash fee | $						$ 600,000
Percentage of equity proceeds received from three investors						4.50%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options One [Member]
Disclosure of classes of share capital [line items]
Number of options granted																					25,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options One [Member] | On the date of grant [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					100.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member]
Disclosure of classes of share capital [line items]
Number of options granted																					14,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member] | On the Company's listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					25.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member] | On the first anniversary of the listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					25.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member] | On the second anniversary of the listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					50.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Three [Member]
Disclosure of classes of share capital [line items]
Number of options granted																					4,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Three [Member] | On the Company's listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					50.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Three [Member] | On the six-month anniversary of the listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					50.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member]
Disclosure of classes of share capital [line items]
Number of options granted																					424,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					33.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					33.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage																					33.00%
Three Consultants [Member] | Stock Options One [Member]
Disclosure of classes of share capital [line items]
Number of options granted															160,000
Three Consultants [Member] | Stock Options One [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options One [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options One [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options One [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options Two [Member]
Disclosure of classes of share capital [line items]
Number of options granted															80,000
Three Consultants [Member] | Stock Options Two [Member] | On the six-month anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options Two [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options Two [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Three Consultants [Member] | Stock Options Two [Member] | On the eighteen-month anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage															25.00%
Warrants [Member]
Disclosure of classes of share capital [line items]
Issued - compensation warrants																								225,198
Number of warrants, Issued											134,040													3,083,198	1,709,938
Exercise price, warrants granted | $ / shares											$ 1.4
Weighted average exercise price of warrants issued | $ / shares																								$ 1.76	$ 9.46
Warrants exercise price | $ / shares										$ 0.05													$ 0.05	$ 4.78	$ 4.35	$ 0.05		$ 0.125
Number of warrants exercised																								2,874,998	1,948,000
Warrants exercised (shares)																								2,649,800
Weighted average exercise price, Exercised | $ / shares																								$ 0.68	$ 0.05
Gross proceeds from warrants exercised | $																								$ 1,653,170
Weighted average remaining contractual life of outstanding warrants																								1 year 8 months 19 days	2 years 7 months 28 days
Threshold percentage of warrants														4.99%
Warrants [Member] | Warrant exercise price one [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, Exercised | $ / shares																								$ 0.05
Warrants [Member] | Warrant exercise price two [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, Exercised | $ / shares																								1.76
Warrants [Member] | Warrant exercise price three [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, Exercised | $ / shares																								$ 9.46
Compensation warrants [Member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants | $																								$ 315,277
Reserves to share capital | $																								$ 531,000
Number of warrants, Issued						8,807					225,198
Exercise price, warrants granted | $ / shares						$ 7.57					$ 1.4
Number of warrants exercised																								225,198
Term of warrant						5 years
Fair value of share purchase warrants											315,000
Share price, warrants granted | $ / shares											$ 2.93
Estimated life, warrants granted | Year											2
Expected volatility, warrants granted											147.31%
Discount rate, warrants granted											3.63%
Compensation warrants [Member] | Advisor [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued											91,158
Exercise price, warrants granted | $ / shares											$ 1.4
Compensation warrants [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued																	132,666
Exercise price, warrants granted | $ / shares																	$ 7.57
Warrant ascribed value | $																	$ 521,000
Fair value of share purchase warrants																	521,000
Share price, warrants granted | $ / shares																	$ 6.65
Estimated life, warrants granted | Year																	3
Expected volatility, warrants granted																	100.00%
Discount rate, warrants granted																	0.35%
Second tranche of a non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period										1,629,138
Proceeds from issue of ordinary shares | $										$ 2,036,422
Shares issued price per share | $ / shares										$ 1.25
First tranche of a non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period																							623,941
Proceeds from issue of ordinary shares | $																							$ 779,924
Shares issued price per share | $ / shares																							$ 1.25			$ 1.25
Special Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants deemed to be exercised							16,000
Proceeds for warrants issued | $										$ 22,875
Number of warrants, Issued										18,300												18,300
Warrants issued, price per warrant | $ / shares																						$ 1.25
Number of issued warrants rescinded																				2,300
Refund from issued warrants rescinded | $																				$ 2,875
Amount of escrow proceeds released | $							$ 20,000
Escrowed share purchase warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised																1,948,000
Weighted average exercise price, Exercised | $ / shares																$ 0.05
Gross proceeds from warrants exercised | $																$ 97,400
Stock Options [Member]
Disclosure of classes of share capital [line items]
Percentage of outstanding shares authorized under stock option plan																								10.00%
Number of options granted																								80,000	895,807	150,000
Weighted average exercise price of options granted | $ / shares																								$ 2.46	$ 4.29	$ 1.25
Number of options cancelled																			20,000					190,000	20,000
Weighted average remaining contractual life of outstanding share options																								3 years 4 months 20 days	4 years 3 months 10 days
Stock Options [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of options granted													8,807
Weighted average exercise price of options granted | $ / shares													$ 7.64
Exercise price, stock options granted | $ / shares													7.64
Share price, stock options granted | $ / shares													$ 7.64
Option life, stock options granted | Year													3
Volatility rate, stock options granted													100.00%
Discount rate, stock options granted													0.55%
Number of options cancelled | Shares																			90,000
Stock Options [Member] | Consultant [Member] | On the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													25.00%
Stock Options [Member] | Consultant [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													25.00%
Stock Options [Member] | Consultant [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													25.00%
Stock Options [Member] | Consultant [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													25.00%
Stock Options [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Number of options granted		80,000
Weighted average exercise price of options granted | $ / shares		$ 2.46
Exercise price, stock options granted | $ / shares		2.46
Share price, stock options granted | $ / shares		$ 2.4
Option life, stock options granted | Year		5
Volatility rate, stock options granted		147.31%
Discount rate, stock options granted		3.33%
Number of options cancelled | Shares																			100,000
Stock Options [Member] | Director [Member] | On the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage		25.00%
Stock Options [Member] | Director [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage		25.00%
Stock Options [Member] | Director [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage		25.00%
Stock Options [Member] | Director [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage		25.00%
Stock Options [Member] | Chief Financial Officer, two directors and seven consultants [Member]
Disclosure of classes of share capital [line items]
Number of options granted																					467,000
Weighted average exercise price of options granted | $ / shares																					$ 1.25
Exercise price, stock options granted | $ / shares																					1.25
Share price, stock options granted | $ / shares																					$ 1.25
Option life, stock options granted | Year																					5
Volatility rate, stock options granted																					100.00%
Discount rate, stock options granted																					0.43%
Stock Options [Member] | Three Consultants [Member]
Disclosure of classes of share capital [line items]
Number of options granted															240,000
Weighted average exercise price of options granted | $ / shares															$ 7.6
Exercise price, stock options granted | $ / shares															7.6
Share price, stock options granted | $ / shares															$ 5.98
Option life, stock options granted | Year															5
Volatility rate, stock options granted															100.00%
Discount rate, stock options granted															0.92%
Stock Options [Member] | Director and Consultant [Member]
Disclosure of classes of share capital [line items]
Number of options granted														180,000
Weighted average exercise price of options granted | $ / shares														$ 7.6
Exercise price, stock options granted | $ / shares														7.6
Share price, stock options granted | $ / shares														$ 5.55
Option life, stock options granted | Year														5
Volatility rate, stock options granted														100.00%
Discount rate, stock options granted														0.84%
Stock Options [Member] | Director and Consultant [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage														25.00%
Stock Options [Member] | Director and Consultant [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage														25.00%
Stock Options [Member] | Director and Consultant [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage														25.00%
Stock Options [Member] | Director and Consultant [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage														25.00%
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Percentage of outstanding shares authorized under stock option plan																								10.00%
Issuance of RSU | $					$ 35,000																						$ 25,000
Estimated fair value of equity settled RSUs granted | $					$ 181,250
Remaining life (Years) of RSUs																								3 years 4 months 17 days	3 years 10 months 28 days
Restricted Share Units [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Issuance of RSU | $												$ 100,000
Estimated fair value of equity settled RSUs granted | $												$ 127,000
Restricted Share Units [Member] | Director [Member] | Subsequent events [Member]
Disclosure of classes of share capital [line items]
Number of units issued	1,100,000
Restricted Share Units [Member] | Director [Member] | On the date of grant [Member]
Disclosure of classes of share capital [line items]
Vesting percentage												25.00%
Restricted Share Units [Member] | Director [Member] | Each on April 27, 2024, 2025 and 2026 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage												25.00%